Fair Value Measurement (Tables)	12 Months Ended
Jun. 30, 2023
Fair Value Measurement [Abstract]
Schedule of level 3 Triage Investment	Movements in the level 3 Triage investment during the current and previous financial year are set out below:
	Triage
	Investment	Total
Consolidated	$	$

Balance at 1 July 2021	-	-
Additions	3,116,171	3,116,171
Fair value adjustment	(551,089)	(551,089)

Balance at 30 June 2022	2,565,082	2,565,082
Fair value adjustment	(1,807,829)	(1,807,829)
Foreign exchange movement	6,956	6,956
Balance at 30 June 2023	764,209	764,209